Organization and Plan of Business Operations (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Apr. 09, 2020	Jan. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement of due diligence expenses									$ 139,430		$ (139,430)
Sale of Stock, Number of Shares Issued in Transaction												10,800,000
Proceeds from Issuance of Private Placement												$ 3,950,000
Transaction costs										$ 3,204,451	3,204,451
Expense Related to Distribution or Servicing and Underwriting Fees										2,700,000	2,700,000
Offering costs										504,451	504,451
Net tangible assets							$ 5,000,001			$ 5,000,001	$ 5,000,001
Stock Redeemed or Called During Period, Shares		300	5,174,508	4,303,096
Stock Redeemed or Called During Period, Value												$ (105,503,991)
Common Stock, Shares, Outstanding							3,650,004			3,095,000	3,650,004	3,550,450
Cash							$ 198,192			$ 77,204	$ 198,192	$ 352,254
Assets Held-in-trust, Noncurrent							13,545,503			13,542,749	13,545,503
Working capital deficit							684,984			1,387,460	684,984
Deposits Assets, Noncurrent							$ 322,000			$ 322,000	$ 322,000
Withdrew of funds					$ 100,000
Common Stock, Shares, Issued							3,650,004			3,095,000	3,650,004	3,550,450
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance of Private Placement	$ 42,500,000
Unsecured Debt	$ 10,600,000
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member] | Class A Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share	$ 8.00
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 10.00			$ 10.00	$ 10.00
Business Acquisition, Description of Acquired Entity										Pursuant to the Nasdaq Capital Markets listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target will be determined by the Company’s board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). The target business or businesses that the Company acquires may have a collective fair market value substantially in excess of 80% of the Trust Account balance. In order to consummate such a Business Combination, the Company may issue a significant amount of its debt or equity securities to the sellers of such business and/or seek to raise additional funds through a private offering of debt or equity securities.	Pursuant to the Nasdaq Capital Markets listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target will be determined by the Company’s board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). The target business or businesses that the Company acquires may have a collective fair market value substantially in excess of 80% of the Trust Account balance.
Stock Redeemed or Called During Period, Shares		300
Stock Redeemed or Called During Period, Value		$ 3,073	$ 52,996,135	$ 44,063,656			$ 52,996,135	$ 44,063,656
Redemption share price		$ 10.24	$ 10.24	$ 10.24			$ 10.24	$ 10.24			$ 10.24
Common Stock, Shares, Outstanding		4,417,096					4,417,396	9,591,904			4,417,396
Common Stock, Shares, Issued		4,417,096
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum amount utilized on obligations										$ 100,000	$ 100,000
Debt Conversion, Converted Instrument, Amount										$ 500,000	$ 500,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues						10,800,000				10,800,000	10,800,000
Shares Issued, Price Per Share							$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering						$ 108,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues						800,000				800,000	800,000
Shares Issued, Price Per Share						$ 10.00	$ 10.00			$ 10.00	$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						395,000
Sale of Stock, Price Per Share						$ 10
Proceeds from Issuance of Private Placement						$ 3,950,000